BUSINESS COMBINATION - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Feb. 04, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognized amounts of identifiable assets acquired, and liabilities assumed:
Property, plant and equipment			$ 162
Goodwill		$ 21,796	22,541	$ 0
Cash and cash equivalents			$ 196
Optile
Business Acquisition [Line Items]
Percentage of outstanding common shares	100.00%
Purchase consideration	$ 38,583
Contingent consideration	8,500
Contingent consideration payable in cash	3,750
Contingent consideration payable in common stock	$ 4,750
Common Stock (in shares)	3,104,866
Common Stock considered to be deferred consideration	296,964
Common Stock considered to be contingent	148,482
Fair value of Common Stock	$ 4,044
Consideration
Cash consideration	15,678
Fair value of Earn-Out amount	4,044
Deferred consideration	2,925
Acquirer stock consideration	15,543
Other noncash consideration	393
Fair value of total consideration transferred:	38,583
Recognized amounts of identifiable assets acquired, and liabilities assumed:
Working capital (including cash and cash equivalents in the amount of $196)	167
Property, plant and equipment	162
Identifiable intangible assets	17,805
Total identifiable net assets	18,134
Goodwill	20,449
Total identifiable net assets and goodwill	38,583
Cash and cash equivalents	$ 196
Intangible assets, amortization period (in years)	6 years